EMPLOYEE BENEFIT PLANS (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Maximum age to receive health care coverage	65 years
Accumulated benefit obligation	$ 228.0	$ 184.5
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Required service period for employee participation	30 days
Basic contributions as a percentage of annual salary	50.00%
Company matching contribution, percent of match	200.00%
Company matching contribution, percent of employees' annual pay	3.00%
Contribution to the qualified defined contribution plans	$ 27.5	$ 26.3	$ 23.3
Estimated future contributions in 2019	$ 34.8
Pension Benefits [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations		54.00%
Pension Benefits [Member] | Fixed-Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations		40.00%
Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	6.00%